Financial instruments:	12 Months Ended
Mar. 31, 2011
Financial instruments:

19. Financial instruments:

(1) Risk management

The fair values of DOCOMO’s assets and liabilities and DOCOMO’s cash flows may be negatively impacted by fluctuations in interest rates and foreign exchange rates. To manage these risks, DOCOMO uses derivative instruments such as interest rate swap agreements, foreign exchange forward contracts, non-deliverable forward contracts (NDF) and foreign currency option contracts as needed. The financial instruments are executed with creditworthy financial institutions and DOCOMO’s management believes that there is little risk of default by these counterparties. DOCOMO sets and follows internal regulations that establish conditions to enter into derivative contracts and procedures of approving and monitoring such contracts.

(2) Fair value of financial instruments

Financial instruments—

Carrying amounts of “Cash and cash equivalents”, “Short-term investments”, “Accounts receivable”, “Credit card receivables”, “Accounts payable, trade” and certain other financial instruments approximate their fair values except the items separately referred to below.

Long-term debt including current portion—

The fair value of long-term debt including current portion is estimated based on the discounted amounts of future cash flows using DOCOMO’s current incremental borrowings rates for similar liabilities.

The carrying amount and the estimated fair value of long-term debt including current portion as of March 31, 2010 and 2011 were as follows:

Millions of yen
2010		2011
Carrying amount	Fair value	Carrying amount	Fair value
¥ 610,269	¥621,966	¥428,102	¥438,483

Derivative instruments—

(i) Fair value hedge

DOCOMO uses interest rate swap transactions, under which DOCOMO receives fixed rate interest payments and pays floating rate interest payments, to hedge the changes in fair value of certain debt as a part of its asset-liability management (ALM).

DOCOMO designated these derivatives as fair value hedges utilizing the short-cut method, which permits an assumption of no ineffectiveness if the key terms of these derivatives and those of certain hedged debt are identical.

The contract amount and fair value of the interest rate swap agreement as of March 31, 2010 and 2011 were as follows:

			Millions of yen
Contract Term (in the year ended/ending March 31,)	Weighted average rate per annum		2010
	Receive fixed	Pay floating	Contract Amount	Fair value
2004-2012	1.5%	0.7%	¥235,800	¥3,297

Contract Term (in the year ended/ending March 31,)			Millions of yen
	Weighted average rate per annum		2011
	Receive fixed	Pay floating	Contract Amount	Fair value
2004-2012	1.6%	0.7%	¥165,800	¥1,232

The interest rate swap agreements have remaining terms to maturity ranging from 6 months to 9 months.

(ii) Derivatives not designated as hedging instruments

DOCOMO had foreign exchange forward contracts and foreign currency option contracts to hedge currency exchange risk associated with foreign currency assets and liabilities. DOCOMO did not designate such derivative instruments as hedging instruments.

The contract amounts as of March 31, 2010 and 2011 were as follows:

	Millions of yen
Instruments	2010	2011
Foreign exchange risk management
Foreign exchange forward contracts Foreign currency option contracts	¥4,478 21,285	¥4,296 15,143

Total	¥25,763	¥19,439

(iii) The effect on the consolidated balance sheets

The locations and fair values of the derivative instruments as of March 31, 2010 and 2011, recorded in the accompanying consolidated balance sheets, were as follows:

Asset derivatives

	Locations	Millions of yen
Instruments		2010	2011
Derivatives designated as hedging instruments
Interest rate swap agreements	Prepaid expenses and other current assets	¥630	¥1,232
	Other assets	2,667	—

Total		¥3,297	¥1,232

Liability derivatives

	Locations	Millions of yen
Instruments		2010	2011
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Other current liabilities	¥108	¥154
Foreign currency option contracts	Other current liabilities	404	724
	Other long-term liabilities	1,148	1,135

Total		¥1,660	¥2,013

The fair values of derivative instruments were measured using valuation provided by financial institutions based on observable market data and represent the amount that DOCOMO could have settled with the counterparties to terminate the contracts outstanding as of March 31, 2010 and 2011.

(iv) The effect on the consolidated statements of income and comprehensive income

The locations and gain (loss) amounts of the derivative instruments for the years ended March 31, 2009, 2010 and 2011, recognized in the accompanying consolidated statements of income and comprehensive income, were as follows:

		Amount of gain (loss) recognized in income on derivative
		Millions of yen
Instruments	Locations	2009	2010	2011
Derivatives in fair value hedging relationships
Interest rate swap agreements	Other, net*	¥(78)	¥(136)	¥(2,065)

Total		¥(78)	¥(136)	¥(2,065)

		Amount of gain (loss) recognized in income on derivative
		Millions of yen
Instruments	Locations	2009	2010	2011
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Other, net*	¥(1,090)	¥67	¥(517)
Non-deliverable forward contracts (NDF)	Other, net*	(4,050)	16	71
Foreign currency option contracts	Other, net*	—	(565)	(1,059)

Total		¥(5,140)	¥(482)	¥(1,505)

*	“Other, net” was included in “Other income (expense)”.

(v) Contingent features in derivatives

As of March 31, 2011, DOCOMO had no derivative instruments with credit-risk-related contingent features.

Other—

Information regarding “Investments in affiliates” and “Marketable securities and other investments” is disclosed in Notes 5 and 6, respectively.

20. Financing receivables:

DOCOMO has financing receivables including installment receivables and credit card receivables. Installment receivables arise from providing funds for the subscribers’ handset purchase from agent resellers. Credit card receivables arise from usage of credit services by the customers. These receivables generally do not bear interest.

DOCOMO appropriately extends credit to customers upon these transactions and manages credit risks. When entering into installment payment or credit card contracts, DOCOMO performs credit check and manage the credit exposure thereafter by monitoring payment delays. The amounts per transaction for handset purchases and credit card usage are generally low and the billing cycle is also short, generally one month. Therefore, DOCOMO is able to maintain accurate past due information on a timely basis. Most of its customers utilize automated payment system to make cash payments, which mitigates the risk of uncollected receivables significantly. Despite a downturn in the economy in recent years, historical losses have not been significant. Due to the nature of the business and its effective credit control system, DOCOMO believes that a credit risk in its business is low.

Allowance for doubtful accounts is computed based on historical bad debt experience and the estimated uncollectible amount based on the analysis of certain individual accounts, including claims in bankruptcy. When it is determined that there is little possibility of collection based on the debtor’s solvency, such receivables are written off. Since DOCOMO appropriately extends credits, manages credit risks and writes off uncollectible receivables, the amount of past due receivables is not significant.

Financing receivables and related allowance for doubtful accounts as of March 31, 2011 were as follows:

	Millions of yen
	2011
	Installment receivables	Credit card receivables	Other	Total
Allowance for doubtful accounts:
Ending balance at March 31, 2011	¥4,504	¥3,085	¥231	¥7,820

Ending balance: collectively evaluated for impairment	4,504	3,085	43	7,632
Ending balance: individually evaluated for impairment	—	—	188	188
Financing receivables:
Ending balance at March 31, 2011	¥303,124	¥160,446	¥7,463	¥471,033

Ending balance: collectively evaluated for impairment	303,124	160,446	7,275	470,845
Ending balance: individually evaluated for impairment	—	—	188	188